Accrued Expenses and Other Current Liabilities (Details) $ in Thousands	12 Months Ended
Sep. 30, 2025 USD ($)
Accrued Expenses and Other Current Liabilities [Abstract]
Other payables percentage	57.00%
Other payables and accruals	$ 540